Annual Total Returns- Janus Henderson Global Real Estate Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Global Real Estate Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.53%)	32.10%	6.51%	14.10%	(2.04%)	3.41%	17.63%	(3.33%)	30.88%	1.31%